U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.	__
Post-Effective Amendment No.	16
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	18

(Check appropriate box or boxes)

HUSSMAN INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

5136 Dorsey Hall Drive
Ellicott City, Maryland 21042
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  (513) 587-3400

John F. Splain
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 16 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 15 filed October 28, 2011 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Ellicott City and State of Maryland, on the 3rd day of November, 2011.

HUSSMAN INVESTMENT TRUST

By:	/s/ John P. Hussman
John P. Hussman
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John P. Hussman	Trustee and President	November 3, 2011
John P. Hussman	(Principal Executive Officer)

/s/ Mark J. Seger	Treasurer	November 3, 2011
Mark J. Seger	(Principal Executive Officer)

*	Trustee
David C. Anderson

*	Trustee	/s/ John F. Splain
Nelson Freeburg		John F. Splain
Attorney-in-fact*
November 3, 2011
*	Trustee
William H. Vanover

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase